Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

(18) Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company（52.9%）

Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company（12.54%）

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co., Ltd.( “Shandong SNTON”)	Subsidiary of Shandong SNTON Group Co., Ltd.(“SNTON Group”)

Due to related parties

In April 2014, we obtained a loan for a total amount of RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd. (the “Shandong SNTON”) to pay off certain short-term loans due to Bank of Communications Co., Ltd. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China. The interest must be paid quarterly and settled in full at the end of the year. As of December 31, 2014, the principal of this loan and the interest have not been paid. In March 2015, we entered into a supplemental agreement with Shandong SNTON pursuant to which the parties agreed that we will pay off the principal of this loan plus interest upon availability of new loans from banks or other financial institutions.

As of December 31, 2019, the principal of this loan from Shandong SNTON was RMB86,796. As of December 31, 2019, 2018 and 2017, the interest was RMB32,501,  RMB27,896, and RMB22,930 respectively.